POST RETIREMENT BENEFIT PLAN - Current liabilities and noncurrent liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans
Current liabilities Postretirement Plans	$ 183	$ 266
Noncurrent liabilities Postretirement Plans	4,672	4,235
Total liabilities Postretirement Plans	$ 4,855	$ 4,501